UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 36.5%
Industrial - 29.8%
Basic - 4.2%
AK Steel Corp.
7.75%, 6/15/12	US$	1,050	$1,050,000
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		900	612,000
Arch Western Finance LLC
6.75%, 7/01/13		643	623,710
Cascades, Inc.
7.25%, 2/15/13	US$	1,200	1,095,000
Domtar Corp.
5.375%, 12/01/13		1,000	882,500
Georgia Gulf Corp.
10.75%, 10/15/16 (b)		1,500	255,000
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)		433	420,010
7.125%, 1/15/17 (a)		517	504,075
8.875%, 5/15/31		300	285,000
Graphic Packaging International Corp.
9.50%, 8/15/13		1,200	1,195,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
5.383%, 11/15/14 (c)		815	480,850
9.75%, 11/15/14		315	211,050
Huntsman International LLC
7.875%, 11/15/14		450	382,500
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		7,505	3,077,050
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (b)		1,100	555,500
Kronos International, Inc.
6.50%, 4/15/13	EUR	139	101,039
MacDermid, Inc.
9.50%, 4/15/17 (a)	US$	715	550,550
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)		834	496,100
11.50%, 12/01/16		750	375,000

NewMarket Corp.
7.125%, 12/15/16		700	651,000
NewPage Corp.
10.00%, 5/01/12		920	409,400
Novelis, Inc.
7.25%, 2/15/15		795	647,925
PE Paper Escrow GmbH
12.00%, 8/01/14 (a)		346	344,270
Peabody Energy Corp.
Series B
6.875%, 3/15/13		910	919,100
Quality Distribution LLC
9.00%, 11/15/10		2,329	1,362,465
Rhodia SA FRN
3.746%, 10/15/13 (a)(c)	EUR	570	696,648
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)	US$	1,000	502,500
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,570	1,332,616
9.75%, 7/29/13 (a)		7,028	6,184,640
Teck Cominco Ltd.
6.125%, 10/01/35		5,000	4,175,000
Teck Resources Ltd.
9.75%, 5/15/14 (a)		425	472,812
United States Steel Corp.
6.65%, 6/01/37		3,300	2,678,673
Vedanta Resources PLC
8.75%, 1/15/14 (a)		3,549	3,513,510
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16		700	238,000

			37,280,993

Capital Goods - 3.0%
Alion Science and Technology Corp.
10.25%, 2/01/15		1,313	695,890
AMH Holdings, Inc.
11.25%, 3/01/14 (e)		1,526	648,550
Ardagh Glass Finance PLC
9.25%, 7/01/16 (a)	EUR	497	742,018
Berry Plastics Holding Corp.
8.875%, 9/15/14	US$	877	767,375
10.25%, 3/01/16		672	517,440
Bombardier, Inc.
6.30%, 5/01/14 (a)		1,415	1,308,875
8.00%, 11/15/14 (a)		1,760	1,698,400
Case Corp.
7.25%, 1/15/16		997	924,717

Case New Holland, Inc.
7.125%, 3/01/14		1,324	1,244,560
Crown Americas
7.625%, 11/15/13		1,042	1,062,840
Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	750	636,037
Hanson Australia Funding Ltd.
5.25%, 3/15/13	US$	856	710,480
Hanson Ltd.
6.125%, 8/15/16		571	445,380
IFCO Systems NV
10.00%, 6/30/16 (a)	EUR	1,000	1,484,087
L-3 Communications Corp.
5.875%, 1/15/15	US$	800	758,000
Masco Corp.
6.125%, 10/03/16		2,315	2,068,209
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14		830	807,175
Owens Corning, Inc.
6.50%, 12/01/16		355	332,607
7.00%, 12/01/36		4,450	3,451,131
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,300	1,235,000
Sequa Corp.
11.75%, 12/01/15 (a)		545	325,638
Terex Corp.
8.00%, 11/15/17		1,546	1,279,315
Textron Financial Corp.
4.60%, 5/03/10		257	247,473
5.125%, 2/03/11		469	433,665
5.40%, 4/28/13		1,037	875,026
United Rentals North America, Inc.
6.50%, 2/15/12		500	482,500
7.75%, 11/15/13		2,000	1,760,000

			26,942,388

Communications - Media - 2.8%
Allbritton Communications Co.
7.75%, 12/15/12		1,230	1,020,900
American Media Operations, Inc.
14.00%, 11/01/13 (a)(d)		566	283,876
Cablevision Systems Corp.
Series B
8.00%, 4/15/12		1,000	1,017,500
CCH I LLC
11.00%, 10/01/15 (b)		570	70,538
11.75%, 5/15/14 (b)		4,338	43,380

Clear Channel Communications, Inc.
5.50%, 9/15/14		1,205	274,137
5.75%, 1/15/13		3,288	822,000
CSC Holdings, Inc.
6.75%, 4/15/12		1,482	1,474,590
7.875%, 2/15/18		212	209,880
Dex Media West LLC
Series B
8.50%, 8/15/10 (b)		326	247,760
Dex Media, Inc.
9.00%, 11/15/13 (b)(e)		1,250	212,500
DirecTV Holdings LLC
6.375%, 6/15/15		3,900	3,734,250
Gallery Capital SA
10.125%, 5/15/13 (a)(b)		960	216,000
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		950	950,000
Intelsat Bermuda Ltd.
11.25%, 6/15/16		1,972	2,100,180
Lamar Media Corp.
6.625%, 8/15/15		1,291	1,136,080
Liberty Media Corp.
5.70%, 5/15/13		1,145	1,027,637
LIN Television Corp.
6.50%, 5/15/13		1,100	830,500
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (f)		1,725	1,254,938
Quebecor Media, Inc.
7.75%, 3/15/16		1,802	1,711,900
Rainbow National Services LLC
8.75%, 9/01/12 (a)		250	252,500
10.375%, 9/01/14 (a)		1,158	1,210,110
The Reader’s Digest Association, Inc.
9.00%, 2/15/17		750	45,000
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (b)		1,420	85,200
Series A-3
8.875%, 1/15/16 (b)		1,000	60,000
Series A-4
8.875%, 10/15/17 (b)		1,210	72,600
Sirius Satellite Radio, Inc.
9.625%, 8/01/13		1,249	1,046,038
Thomson
5.75%, 9/25/15 (g)	EUR	925	105,472
Univision Communications, Inc.
12.00%, 7/01/14 (a)	US$	830	883,950

WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	1,283	320,750
WMG Holdings Corp.
9.50%, 12/15/14 (f)	2,568	2,176,380

		24,896,546

Communications - Telecommunications - 2.7%
Centennial Communications Corp.
10.00%, 1/01/13	855	880,650
Cincinnati Bell, Inc.
8.375%, 1/15/14	2,150	2,128,500
Cricket Communications, Inc.
9.375%, 11/01/14	1,357	1,377,355
Digicel Group Ltd.
12.00%, 4/01/14 (a)	660	696,300
Digicel Ltd.
9.25%, 9/01/12 (a)	1,741	1,741,000
Frontier Communications Corp.
6.25%, 1/15/13	1,222	1,176,175
Inmarsat Finance PLC
10.375%, 11/15/12 (e)	1,165	1,217,425
Level 3 Financing, Inc.
8.75%, 2/15/17	1,500	1,256,250
9.25%, 11/01/14	628	547,930
MetroPCS Wireless, Inc.
9.25%, 11/01/14	905	936,675
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)(f)	1,000	585,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	1,155	1,144,894
Qwest Capital Funding, Inc.
7.25%, 2/15/11	1,542	1,526,580
Sprint Capital Corp.
6.875%, 11/15/28	3,000	2,265,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(d)	1,161	384,631
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	1,196	1,234,870
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)	2,545	2,462,287
Wind Acquisition Finance SA
11.75%, 7/15/17 (a)	300	321,000
Windstream Corp.
8.125%, 8/01/13	1,827	1,845,270
8.625%, 8/01/16	294	298,410

		24,026,202

Consumer Cyclical - Automotive - 0.7%
Affinia Group, Inc.
9.00%, 11/30/14	850	694,875
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (b)	845	190,125
Ford Motor Credit Co. LLC
3.26%, 1/13/12 (c)	640	544,000
7.00%, 10/01/13	974	870,958
8.00%, 12/15/16	1,400	1,254,851
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	660	668,250
9.00%, 7/01/15	502	509,530
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	986	315,520
Tenneco, Inc.
8.625%, 11/15/14	1,100	946,000
Visteon Corp.
7.00%, 3/10/14 (b)	1,738	30,415

		6,024,524

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	910	919,100

Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	552,500
Boyd Gaming Corp.
7.75%, 12/15/12 (h)	1,200	1,167,000
Broder Brothers Co.
12.00%, 10/15/13 (d)(i)(j)	266	109,150
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	500	375,000
DR Horton, Inc.
6.00%, 4/15/11	1,756	1,738,440
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000	900,000
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	1,159	173,850
Harrah’s Operating Co., Inc.
5.375%, 12/15/13	5,000	2,600,000
5.625%, 6/01/15	1,935	890,100
5.75%, 10/01/17	108	47,250
6.50%, 6/01/16	1,177	517,880
Host Hotels & Resorts LP
6.875%, 11/01/14	481	456,950
Series Q
6.75%, 6/01/16	1,558	1,445,045

KB Home
5.875%, 1/15/15	295	266,975
Levi Strauss & Co.
8.875%, 4/01/16	1,200	1,191,000
M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,222,500
Meritage Homes Corp.
6.25%, 3/15/15	750	613,125
MGM Mirage
7.625%, 1/15/17	1,215	886,950
8.375%, 2/01/11	1,241	1,023,825
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	1,769	1,238,300
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	1,250	1,109,375
Quiksilver, Inc.
6.875%, 4/15/15	1,950	1,277,250
Sheraton Holding Corp.
7.375%, 11/15/15	2,035	1,923,075
Six Flags Operations, Inc.
9.625%, 6/01/14 (b)	918	98,685
12.25%, 7/15/16 (a)(b)	1,679	1,318,015
Standard Pacific Corp.
6.50%, 8/15/10	750	742,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	2,500	2,500,000
Station Casinos, Inc.
6.625%, 3/15/18 (b)	1,755	39,487
6.875%, 3/01/16 (b)	1,500	22,500
Tropicana Entertainment LLC
9.625%, 12/15/14 (b)	750	3,750
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 - 9/15/14 (a)	1,254	1,145,800
Universal City Development Partners
11.75%, 4/01/10	1,280	1,273,600
WCI Communities, Inc.
6.625%, 3/15/15 (b)(k)	750	7,500
William Lyon Homes, Inc.
10.75%, 4/01/13	1,890	699,300
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	1,319	1,223,373

		30,800,050

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15	1,250	937,500

Consumer Cyclical - Retailers - 2.7%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	830	722,100
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	1,600	768,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	896	761,600
Couche-Tard US/Finance
7.50%, 12/15/13	1,242	1,240,448
Dollar General Corp.
10.625%, 7/15/15	910	1,014,650
Duane Reade, Inc.
9.75%, 8/01/11	780	741,000
GSC Holdings Corp.
8.00%, 10/01/12	2,784	2,825,760
Hines Nurseries, Inc.
10.25%, 10/01/11 (b)(k)	1,000	40,000
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	3,319,245
Limited Brands, Inc.
5.25%, 11/01/14	3,194	2,751,142
6.90%, 7/15/17	3,710	3,315,816
Macys Retail Holdings, Inc.
6.625%, 4/01/11	1,500	1,522,967
Michaels Stores, Inc.
10.00%, 11/01/14	1,000	940,000
11.375%, 11/01/16	500	405,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (d)	735	543,559
10.375%, 10/15/15	500	360,000
Rite Aid Corp.
6.875%, 8/15/13	470	347,800
Sally Holdings LLC
9.25%, 11/15/14	700	721,000
Toys R US, Inc.
7.375%, 10/15/18	1,700	1,232,500

		23,572,587

Consumer Non-Cyclical - 4.0%
ACCO Brands Corp.
7.625%, 8/15/15	1,820	1,319,500
Aramark Corp.
8.50%, 2/01/15	1,592	1,603,940
Bausch & Lomb, Inc.
9.875%, 11/01/15	1,275	1,271,813
Biomet, Inc.
11.625%, 10/15/17	1,400	1,519,000

Boston Scientific Corp.
6.00%, 6/15/11	3,000	3,045,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	645	409,575
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)	2,983	2,945,712
Community Health Systems, Inc.
8.875%, 7/15/15	1,500	1,545,000
DaVita, Inc.
7.25%, 3/15/15	815	798,700
Dean Foods Co.
7.00%, 6/01/16	1,000	942,500
Del Monte Corp.
6.75%, 2/15/15	750	729,375
Elan Finance PLC/CRP
7.75%, 11/15/11	1,058	1,050,065
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	413	429,520
HCA, Inc.
6.375%, 1/15/15	1,267	1,121,295
6.50%, 2/15/16	782	694,025
6.75%, 7/15/13	816	762,960
9.625%, 11/15/16 (d)	1,059	1,104,007
Healthsouth Corp.
10.75%, 6/15/16	1,400	1,466,500
IASIS Healthcare Corp.
8.75%, 6/15/14	1,341	1,334,295
Invacare Corp.
9.75%, 2/15/15	750	765,000
Merisant Co.
9.50%, 7/15/13 (b)(k)	1,000	125,000
Multiplan, Inc.
10.375%, 4/15/16 (a)	500	480,000
New Albertsons, Inc.
7.45%, 8/01/29	1,989	1,655,843
Pinnacle Foods Finance LLC
10.625%, 4/01/17	1,000	905,000
Select Medical Corp.
7.625%, 2/01/15	1,283	1,109,795
Simmons Co.
10.00%, 12/15/14 (f)	800	204,000
Stater Brothers Holdings
8.125%, 6/15/12	1,331	1,344,310
Sun Healthcare Group, Inc.
9.125%, 4/15/15	700	707,000
Universal Hospital Services, Inc.
4.635%, 6/01/15 (c)	500	420,000

Vanguard Health Holding Co.
11.25%, 10/01/15 (f)	1,350	1,360,125
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	579	486,360
Visant Corp.
7.625%, 10/01/12	968	972,840
Visant Holding Corp.
8.75%, 12/01/13	750	753,750

		35,381,805

Energy - 1.6%
Chaparral Energy, Inc.
8.875%, 2/01/17	1,000	620,000
Chesapeake Energy Corp.
6.50%, 8/15/17	575	520,375
6.625%, 1/15/16	500	466,875
7.50%, 9/15/13	404	401,980
CIE Generale De Geophysique
7.50%, 5/15/15	374	359,040
7.75%, 5/15/17	69	66,067
Complete Production Services, Inc.
8.00%, 12/15/16	1,000	855,000
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	530	349,800
Forest Oil Corp.
7.25%, 6/15/19	1,040	989,300
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)	500	460,000
Hilcorp Energy/Finance
7.75%, 11/01/15 (a)	1,076	957,640
Key Energy Services, Inc.
8.375%, 12/01/14	750	662,812
Mariner Energy, Inc.
11.75%, 6/30/16	613	640,585
Newfield Exploration Co.
6.625%, 9/01/14	475	458,375
OPTI Canada, Inc.
8.25%, 12/15/14	1,900	1,254,000
PetroHawk Energy Corp.
9.125%, 7/15/13	944	979,400
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	441,732
Plains Exploration & Production Co.
7.75%, 6/15/15	1,000	992,500
Range Resources Corp.
7.50%, 5/15/16	500	496,250
Tesoro Corp.
6.25%, 11/01/12	2,070	1,997,550
6.50%, 6/01/17	409	357,875

		14,327,156

Other Industrial - 1.1%
Central European Distribution Corp.
8.00%, 7/25/12 (a)	EUR	523	700,971
Education Management LLC
10.25%, 6/01/16	US$	950	966,625
Neenah Foundary Co.
9.50%, 1/01/17		1,150	368,000
Noble Group Ltd.
6.625%, 3/17/15 (a)		1,768	1,595,788
8.50%, 5/30/13 (a)		2,103	2,113,515
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14		1,442	1,254,540
11.75%, 8/01/16		324	260,820
Sensus Metering Systems, Inc.
8.625%, 12/15/13		1,121	1,077,561
Trimas Corp.
9.875%, 6/15/12		1,650	1,443,750

			9,781,570

Services - 0.8%
Expedia, Inc.
8.50%, 7/01/16 (a)		1,250	1,268,750
Lottomatica SpA
8.25%, 3/31/66 (a)(g)	EUR	675	808,141
Realogy Corp.
10.50%, 4/15/14	US$	1,232	560,560
12.375%, 4/15/15		500	140,000
Service Corp. International
6.75%, 4/01/16		1,200	1,122,000
Ticketmaster Entertainment, Inc.
10.75%, 7/28/16 (a)		670	623,100
Travelport LLC
9.875%, 9/01/14		1,200	978,000
West Corp.
9.50%, 10/15/14		461	437,950
11.00%, 10/15/16		900	830,250

			6,768,751

Technology - 1.9%
Amkor Technology, Inc.
9.25%, 6/01/16		1,910	1,948,200
Avago Technologies Finance
10.125%, 12/01/13		963	1,001,520
Ceridian Corp.
11.25%, 11/15/15		1,000	852,500
First Data Corp.
9.875%, 9/24/15		2,016	1,701,000
Flextronics International Ltd.
6.50%, 5/15/13		1,124	1,079,040

Freescale Semiconductor, Inc.
8.875%, 12/15/14	1,480	991,600
10.125%, 12/15/16	1,429	735,935
Iron Mountain, Inc.
6.625%, 1/01/16	1,393	1,286,784
Lucent Technologies, Inc.
6.50%, 1/15/28	1,650	1,072,500
NXP BV / NXP Funding LLC
3.259%, 10/15/13 (c)	620	379,750
9.50%, 10/15/15	715	350,350
Sanmina Corp.
8.125%, 3/01/16	1,450	1,283,250
Seagate Technology HDD Holding
6.375%, 10/01/11	963	948,555
Sensata Technologies BV
8.00%, 5/01/14	700	567,000
Serena Software, Inc.
10.375%, 3/15/16	419	393,860
Sungard Data Systems, Inc.
9.125%, 8/15/13	853	870,060
10.25%, 8/15/15	200	205,000
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)	2,105	1,252,475

		16,919,379

Transportation - Airlines - 0.1%
AMR Corp.
9.00%, 8/01/12	849	390,540
Continental Airlines, Inc.
8.75%, 12/01/11	703	446,405
Series RJO3
7.875%, 7/02/18	193	120,352

		957,297

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14	1,226	1,103,400

Transportation - Services - 0.4%
Avis Budget Car Rental
7.75%, 5/15/16	1,838	1,360,120
Hertz Corp.
8.875%, 1/01/14	2,247	2,162,737
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (b)(j)(k)	700	35,000

		3,557,857

		264,197,105

Utility - 3.4%
Electric - 2.6%
The AES Corp.
7.75%, 3/01/14	2,196	2,163,060
8.00%, 10/15/17	360	352,800
Dynegy Holdings, Inc.
8.375%, 5/01/16	3,141	2,732,670
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	1,929	1,774,680
Edison Mission Energy
7.00%, 5/15/17	3,648	2,904,720
7.50%, 6/15/13	1,062	969,075
7.75%, 6/15/16	447	375,480
Energy Future Holdings Corp.
10.875%, 11/01/17	490	425,075
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10	2,532	2,473,026
Mirant Americas Generation LLC
8.50%, 10/01/21	1,710	1,444,950
NRG Energy, Inc.
7.25%, 2/01/14	245	240,713
7.375%, 2/01/16 - 1/15/17	2,355	2,274,775
RRI Energy, Inc.
7.625%, 6/15/14	1,041	968,130
7.875%, 6/15/17	1,293	1,192,793
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	1,304	1,023,640
TXU Corp.
Series P
5.55%, 11/15/14	1,980	1,437,145
Series Q
6.50%, 11/15/24	1,007	563,124

		23,315,856

Natural Gas - 0.8%
El Paso Corp.
Series GMTN
7.375%, 12/15/12	394	403,274
7.75%, 1/15/32	500	448,131
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (g)	1,230	1,070,100
Kinder Morgan Finance Co.
5.70%, 1/05/16	745	672,363

Regency Energy Partners
8.375%, 12/15/13		590	592,950
Source Gas LLC
5.90%, 4/01/17 (a)		3,000	2,347,188
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
11.25%, 7/15/17 (a)		1,300	1,285,375

			6,819,381

			30,135,237

Financial Institutions - 3.3%
Banking - 1.4%
Bank of America Corp.
8.00%, 1/30/18 (g)		1,385	1,184,577
8.125%, 5/15/18 (g)		2,815	2,408,148
CenterCredit International
8.625%, 1/30/14 (a)		1,134	822,150
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (g)	EUR	1,500	793,603
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	US$	2,000	972,778
HBOS Capital Funding LP
4.939%, 5/23/16 (g)	EUR	1,600	912,188
HT1 Funding GmbH
6.352%, 6/30/17 (g)		1,450	990,165
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(g)	US$	1,145	469,450
RS Finance (RSB)
7.50%, 10/07/10 (a)		2,587	2,289,495
Zions Bancorp
5.50%, 11/16/15		1,405	923,319
Zions Bancorporation
6.00%, 9/15/15		475	312,067

			12,077,940

Brokerage - 0.2%
E*Trade Financial Corp.
7.375%, 9/15/13		1,075	907,031
Lehman Brothers Holdings, Inc.
Series MTN
6.875%, 5/02/18 (b)		1,600	284,000
Series MTNG
4.80%, 3/13/14 (b)		1,800	310,500

			1,501,531

Finance - 1.0%
CIT Group Funding Co. of Canada
5.20%, 6/01/15		3,600	2,423,984
CIT Group, Inc.
6.10%, 3/15/67 (g)		2,331	139,860
Series MTN
5.125%, 9/30/14		4,200	2,262,725

GMAC LLC
6.75%, 12/01/14 (a)		590	507,400
6.875%, 9/15/11 (a)		1,090	1,005,525
8.00%, 11/01/31 (a)		404	309,060
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(g)		1,500	465,000
Residential Capital LLC
9.625%, 5/15/15		3,132	1,941,840

			9,055,394

Insurance - 0.5%
American International Group, Inc.
6.25%, 3/15/37		2,364	496,440
8.175%, 5/15/58 (g)		1,336	330,660
Crum & Forster Holdings Corp.
7.75%, 5/01/17		457	401,018
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17		1,000	945,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		3,104	2,079,680
MBIA Insurance Corp.
14.00%, 1/15/33 (a)(g)		652	230,645

			4,483,443

Other Finance - 0.2%
Aiful Corp.
6.00%, 12/12/11 (a)		3,151	1,484,909
iPayment, Inc.
9.75%, 5/15/14		500	292,500

			1,777,409

			28,895,717

Total Corporates - Non-Investment Grades (cost $384,670,877)			323,228,059

EMERGING MARKETS - SOVEREIGNS - 17.5%
Sovereign - 17.5%
Argentina - 3.5%
Argentina Bonos
7.00%, 10/03/15		46,941	24,821,463
7.82%, 12/31/33	EUR	2,661	1,744,643
8.28%, 12/31/33 (h)	US$	7,787	4,574,614

			31,140,720

Colombia - 1.0%
Colombia Government International Bond
7.375%, 3/18/19 - 9/18/37		8,980	9,233,925

Dominican Republic - 0.9%
Dominican Republic
8.625%, 4/20/27 (a)		6,903	5,004,675
9.04%, 1/23/18 (a)		3,716	3,307,348

			8,312,023

El Salvador - 0.9%
Republic of El Salvador
7.625%, 9/21/34 (a)	872	810,960
7.65%, 6/15/35 (a)	6,400	5,632,000
7.65%, 6/15/35 (a)(h)	1,645	1,447,600

		7,890,560

Gabon - 0.4%
Gabonese Republic
8.20%, 12/12/17 (a)	3,649	3,493,918

Ghana - 0.5%
Republic of Ghana
8.50%, 10/04/17 (a)(h)	4,973	4,624,890

Indonesia - 3.5%
Republic of Indonesia
6.625%, 2/17/37 (a)	2,560	2,310,400
6.875%, 1/17/18 (a)	6,272	6,460,160
7.50%, 1/15/16 (a)	1,000	1,075,000
7.75%, 1/17/38 (a)	2,447	2,489,822
8.50%, 10/12/35 (a)	1,645	1,801,275
11.625%, 3/04/19 (a)	12,390	16,664,550

		30,801,207

Panama - 1.0%
Republic of Panama
6.70%, 1/26/36	1,317	1,326,877
8.875%, 9/30/27 (h)	2,709	3,304,980
9.375%, 4/01/29	2,946	3,734,055

		8,365,912

Philippines - 1.5%
Republic of Philippines
7.50%, 9/25/24	3,144	3,364,080
8.375%, 6/17/19	2,101	2,431,908
9.50%, 2/02/30	1,393	1,737,767
9.875%, 1/15/19	820	1,022,950
10.625%, 3/16/25	3,239	4,324,065

		12,880,770

Turkey - 0.8%
Republic of Turkey
6.875%, 3/17/36	2,016	1,915,200
7.00%, 6/05/20	3,400	3,485,000
7.375%, 2/05/25	1,649	1,694,348

		7,094,548

Ukraine - 1.2%
Ukraine Government International Bond
3.20%, 12/19/10	JPY	480,000	4,261,030
6.385%, 6/26/12 (a)	US$	750	615,000
6.58%, 11/21/16 (a)		2,091	1,463,700
6.75%, 11/14/17 (a)		1,005	708,525
7.65%, 6/11/13 (a)		4,498	3,665,870

			10,714,125

Uruguay - 0.6%
Republic of Uruguay
7.625%, 3/21/36		550	552,750
7.875%, 1/15/33 (d)		1,377	1,418,753
9.25%, 5/17/17		2,814	3,243,135

			5,214,638

Venezuela - 1.7%
Republic of Venezuela
5.75%, 2/26/16 (a)		2,937	1,732,830
7.00%, 3/31/38 (a)		1,181	605,263
7.65%, 4/21/25		6,203	3,566,725
9.00%, 5/07/23 (a)(h)		5,537	3,571,365
9.25%, 5/07/28 (a)		5,998	3,853,715
9.375%, 1/13/34		2,770	1,793,575

			15,123,473

Total Emerging Markets - Sovereigns (cost $140,296,910)			154,890,709

CORPORATES - INVESTMENT GRADES - 14.4%
Financial Institutions - 5.3%
Banking - 2.4%
Countrywide Financial Corp.
6.25%, 5/15/16		505	472,278
Credit Agricole SA
6.637%, 5/31/17 (a)(g)		1,165	733,950
Financial Security Assurance Holdings Ltd.
6.40%, 12/15/66 (a)(g)		2,500	1,025,000
JP Morgan Chase
7.00%, 6/28/17 (a)	RUB	14,000	217,725
Mizuho Financial Group Cayman Ltd.
8.375%, 10/27/09	US$	5,100	4,947,000
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,230	2,298,593
Morgan Stanley FRN
3.052%, 5/30/11 (c)	NZD	3,900	2,346,229
Rabobank Nederland
11.00%, 6/30/19 (a)(g)	US$	180	209,700
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(g)		5,000	3,650,000
VTB Capital SA
6.609%, 10/31/12 (a)		2,055	1,983,075
6.875%, 5/29/18 (a)		1,333	1,236,358

Wells Fargo & Co.
Series K
7.98%, 3/15/18 (g)		2,600	2,249,000

			21,368,908

Finance - 0.7%
International Lease Finance Corp.
6.375%, 3/25/13		2,000	1,391,520
SLM Corp.
Series MTN
5.125%, 8/27/12		999	750,878
Series MTNA
4.50%, 7/26/10		899	818,477
5.00%, 10/01/13		4,100	2,880,373

			5,841,248

Insurance - 1.7%
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	2,420,736
Lincoln National Corp.
8.75%, 7/01/19		604	664,930
MetLife, Inc.
10.75%, 8/01/39		1,995	2,134,650
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)(g)		5,000	3,140,025
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26 (g)	AUD	500	260,473
Series 1
6.75%, 9/23/24 (g)		800	476,570
Vero Insurance Ltd.
6.15%, 9/07/25 (g)		700	372,811
WR Berkley Corp.
5.60%, 5/15/15	US$	3,500	3,089,985
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(g)		3,000	2,670,000

			15,230,180

Other Finance - 0.5%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		911	892,776
ORIX Corp.
5.48%, 11/22/11		3,000	2,897,736
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	31,031	887,481

			4,677,993

			47,118,329

Industrial - 5.0%
Basic - 1.9%
ArcelorMittal
6.50%, 4/15/14	US$	1,565	1,542,506
9.00%, 2/15/15		730	812,125

Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	1,466	1,553,960
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)	947	976,594
Rio Tinto Finance USA Ltd.
8.95%, 5/01/14	2,639	3,066,534
Union Carbide Corp.
7.75%, 10/01/96	2,500	1,595,380
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	2,041	2,163,460
Vale Overseas Ltd.
6.875%, 11/21/36	3,495	3,523,376
Weyerhaeuser Co.
7.375%, 3/15/32	1,408	1,205,503

		16,439,438

Capital Goods - 0.3%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	362	373,765
7.375%, 4/15/14	1,090	1,125,425
Lafarge SA
7.125%, 7/15/36	1,500	1,246,649

		2,745,839

Communications - Media - 0.7%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,500	3,142,000
News America, Inc.
6.40%, 12/15/35	1,000	997,372
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,188,454

		6,327,826

Communications - Telecommunications - 0.5%
Embarq Corp.
6.738%, 6/01/13	2,500	2,626,275
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18	1,048	272,541
Qwest Corp.
7.625%, 6/15/15	1,590	1,586,025

		4,484,841

Consumer Cyclical - Other - 0.2%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,900	1,709,637

Consumer Non-Cyclical - 0.7%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	332	367,331

Coventry Health Care, Inc.
5.875%, 1/15/12	664	652,093
5.95%, 3/15/17	1,415	1,189,109
Fisher Scientific International, Inc.
6.125%, 7/01/15	2,000	2,040,000
Reynolds American, Inc.
7.625%, 6/01/16	1,376	1,429,042
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	422	396,680
Whirlpool Corp.
8.60%, 5/01/14	190	203,950

		6,278,205

Energy - 0.5%
TNK-BP Finance SA
7.50%, 7/18/16 (a)	4,708	4,343,130

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25	2,035	1,495,359
7.50%, 5/15/25	325	259,779

		1,755,138

		44,084,054

Non Corporate Sectors - 2.1%
Agencies - Not Government Guaranteed - 2.1%
Gaz Capital SA
6.212%, 11/22/16 (a)	7,124	6,286,930
6.51%, 3/07/22 (a)	9,473	7,625,765
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)	869	805,997
7.70%, 8/07/13 (a)	3,477	3,511,770
8.70%, 8/07/18 (a)	319	317,405

		18,547,867

Utility - 2.0%
Electric - 0.8%
Aquila, Inc.
11.875%, 7/01/12	1,000	1,125,000
Dominion Resources, Inc.
7.50%, 6/30/66 (g)	4,100	3,239,000
Teco Finance, Inc.
7.00%, 5/01/12	2,952	3,094,986

		7,458,986

Natural Gas - 1.2%
Energy Transfer Partners LP
5.95%, 2/01/15	1,500	1,588,532
Enterprise Products Operating LP
Series H
6.65%, 10/15/34	1,500	1,631,868

Southern Union Co.
7.60%, 2/01/24	3,200	3,181,110
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (g)	2,500	1,950,000
Williams Co., Inc.
7.625%, 7/15/19	1,448	1,549,360
7.875%, 9/01/21	200	217,500

		10,118,370

		17,577,356

Total Corporates - Investment Grades (cost $139,095,122)		127,327,606

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 10.2%
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	5,686	4,532,998
Series 2006-C4, Class A3
5.467%, 9/15/39	5,320	4,072,213
Series 2006-C4, Class AM
5.509%, 9/15/39	5,600	3,235,470
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A2
5.117%, 4/10/37	14,000	14,132,845
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38	14,000	14,043,480
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AJ
5.04%, 10/15/42	5,300	3,498,587
Series 2006-CB15, Class AM
5.855%, 6/12/43	670	411,165
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	2,070,377
Series 2007-LD12, Class A2
5.827%, 2/15/51	20,548	20,366,206
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30	2,475	1,613,220
Series 2007-C1, Class AM
5.455%, 2/15/40	5,500	2,713,950
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A4
5.829%, 6/12/50	1,700	1,281,151
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	7,600	4,475,120

Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,100	5,623,101
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,300	4,324,877
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.139%, 7/15/42		1,810	1,199,990
Series 2006-C25, Class AM
5.74%, 5/15/43		3,700	2,351,439

Total Commercial Mortgage-Backed Securities (cost $97,022,012)			89,946,189

GOVERNMENTS - TREASURIES - 5.4%
Brazil - 3.0%
Republic of Brazil
10.25%, 1/10/28 (h)	BRL	7,158	3,846,118
12.50%, 1/05/16 - 1/05/22 (h)		37,899	22,883,801

			26,729,919

Hungary - 1.9%
Hungary Government Bond
Series 13/D
6.75%, 2/12/13	HUF	372,940	1,883,638
Series 14/C
5.50%, 2/12/14		2,010,780	9,509,028
Series 15/A
8.00%, 2/12/15		509,090	2,646,582
Series 16/C
5.50%, 2/12/16		599,080	2,707,269

			16,746,517

South Africa - 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	34,000	4,218,717

Total Governments - Treasuries (cost $42,444,842)			47,695,153

QUASI-SOVEREIGNS - 5.3%
Quasi-Sovereign Bonds - 5.3%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)	US$	2,600	2,262,000

Kazakhstan - 1.5%
Intergas Finance BV
6.375%, 5/14/17 (a)		8,000	6,000,000
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)		4,530	4,246,875
9.125%, 7/02/18 (a)		3,000	2,745,000

			12,991,875

Russia - 3.0%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	50,800	1,582,001
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	US$	9,519	8,662,290
7.125%, 1/14/14 (a)		4,785	4,785,000
7.75%, 5/29/18 (a)		11,479	11,364,210

			26,393,501

Venezuela - 0.6%
Petroleos de Venezuela SA
5.25%, 4/12/17		10,017	4,849,230
5.375%, 4/12/27		340	139,400

			4,988,630

Total Quasi-Sovereigns (cost $44,562,667)			46,636,006

EMERGING MARKETS - TREASURIES - 3.8%
Sovereign - 3.8%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie F
Series NTNF
10.00%, 1/01/14	BRL	5,200	2,585,632

Colombia - 1.0%
Republic of Colombia
9.85%, 6/28/27	COP	1,391,000	708,414
12.00%, 10/22/15 (h)		14,206,000	8,124,655

			8,833,069

Egypt - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	6,760	1,206,272

Turkey - 2.4%
Turkey Government Bond
16.00%, 3/07/12	TRY	27,904	21,094,438

Total Emerging Markets - Treasuries (cost $30,163,173)			33,719,411

	Shares
PREFERRED STOCKS - 2.6%
Industrial - 1.9%
Communications - Telecommunications - 1.9%
Centaur Funding Corp.
9.08% (a)		20,280	17,041,537

Financial Institutions - 0.7%
Banking - 0.7%
Capital One Capital II
7.50%		130,000	2,793,700
Preferred Blocker, Inc.
7.00% (a)		479	220,565
Royal Bank of Scotland Group PLC
Series N
6.35%		100,000	1,326,000
Santander Finance Preferred SA Unipersonal
6.80%		67,000	1,574,500

			5,914,765

REITS - 0.0%
Sovereign REIT
12.00% (a)		501	450,900

			6,365,665

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (g)		11,250	14,738
Federal National Mortgage Association
8.25% (g)		51,350	95,511

			110,249

Total Preferred Stocks (cost $30,381,332)			23,517,451

BANK LOANS - 2.2%
Industrial - 1.7%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
2.88%, 5/05/13 (c)	US$	366	270,870
John Maneely Co.
3.54%-3.76%, 12/09/13 (c)		499	389,848

			660,718

Capital Goods - 0.2%
Graham Packaging Company, L.P.
2.56%, 10/07/11 (c)		88	85,214
6.75%, 4/05/14 (c)		884	878,808
Graphic Packaging International, Inc.
3.06%-3.35%, 5/16/14 (c)		731	701,313

			1,665,335

Communications - Media - 0.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.79%, 7/03/14 (c)		1,231	1,053,196
Charter Communications Operating LLC
6.25%, 3/05/14 (c)		987	903,662
9.25%, 3/06/14 (c)		1,234	1,229,746

CSC Holdings, Inc. (Cablevision)
2.04%, 3/29/13 (c)	362	349,778
Idearc, Inc. (Verizon)
6.25%, 11/17/14 (b)(c)	713	326,097
Univision Communications, Inc.
2.54%, 9/29/14 (c)(l)	1,375	1,106,105
Wide Open West Finance LLC
2.80%-4.75%, 6/30/14 (c)	998	879,466

		5,848,050

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.29%-3.51%, 12/15/13 (c)	233	197,605

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
3.50%, 1/28/15 (c)	651	521,707

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corp.
5/28/13 (l)	286	233,334

Consumer Non-Cyclical - 0.2%
Aramark Corp.
2.25%, 1/26/14 (c)	8	7,171
2.47%, 1/26/14 (c)	119	112,872
Carestream Health, Inc.
2.29%, 4/30/13 (c)	887	813,541
HCA, Inc.
2.85%, 11/18/13 (c)	1,044	979,642
Wrigley Jr Company
6.50%, 9/30/14 (c)	293	296,247

		2,209,473

Energy - 0.1%
Ashmore Energy International
3.29%, 3/30/12 (c)	118	98,007
3.60%, 3/30/14 (c)	824	682,803

		780,810

Services - 0.2%
Sabre, Inc.
2.55%-2.74%, 9/30/14 (c)	500	395,510
West Corp.
7.25%, 10/24/13 (c)	1,234	1,239,004

		1,634,514

Technology - 0.1%
First Data Corp.
3.04%, 9/24/14 (c)	731	618,162
Sungard Data Systems, Inc.
2.05%-2.72%, 2/28/14 (c)	25	23,810
3.99%-4.60%, 2/28/16 (c)	713	683,726

		1,325,698

		15,077,244

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
3.13%, 11/01/13 (c)		479	435,339
5.13%, 5/01/14 (c)		1,000	740,000
Texas Competitive Electric Holdings Company LLC
3.79%-3.80%, 10/10/14 (c)		1,724	1,332,546

			2,507,885

Financial Institutions - 0.2%
Finance - 0.1%
CIT Group, Inc.
1/20/12 (l)		824	856,342

Insurance - 0.1%
Asurion Corp.
3.29%-4.02%, 7/03/14 (c)		750	721,560

			1,577,902

Total Bank Loans (cost $19,717,336)			19,163,031

EMERGING MARKETS - CORPORATE BONDS - 1.5%
Industrial - 0.7%
Basic - 0.3%
Evraz Group SA
8.25%, 11/10/15 (a)		2,534	2,147,565
8.875%, 4/24/13 (a)		843	733,410

			2,880,975

Consumer Cyclical - Other - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11		727	727,000

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Proprietary Ltd. FRN
6.777%, 6/15/15 (a)(c)	EUR	1,434	1,021,936

Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)		456	562,193

Energy - 0.2%
Ecopetrol SA
7.625%, 7/23/19 (a)	US$	1,225	1,280,125

Technology - 0.0%
MagnaChip Semiconductor SA
8.00%, 12/15/14 (b)(k)		200	20

			6,472,249

Financial Institutions - 0.6%
Banking - 0.5%
Alfa Bond Issuance PLC
8.625%, 12/09/15		900	720,000
ATF Bank
9.00%, 5/11/16 (a)		2,564	1,961,460
Banco BMG SA
9.15%, 1/15/16 (a)		1,300	1,300,000
Kazkommerts International BV
8.50%, 4/16/13 (a)		1,150	776,250

			4,757,710

Other Finance - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)		1,200	924,406

			5,682,116

Utility - 0.2%
Electric - 0.2%
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,364	1,412,422

Total Emerging Markets - Corporate Bonds (cost $15,322,994)			13,566,787

GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Brazil - 0.6%
Republic of Brazil
7.125%, 1/20/37 (h)		2,588	2,849,388
8.25%, 1/20/34		2,022	2,466,840

			5,316,228

Iceland - 0.4%
Iceland Government International Bond
3.75%, 12/01/11	EUR	2,750	3,353,141

Peru - 0.3%
Republic of Peru
8.75%, 11/21/33	US$	2,738	3,347,205

Total Governments - Sovereign Bonds (cost $10,112,207)			12,016,574

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Egypt - 0.3%
Kreditanstalt fuer Wiederaufbau
18.50%, 2/11/10	EGP	14,000	2,599,387

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)	US$	950	969,000

Total Governments - Sovereign Agencies (cost $3,472,861)			3,568,387

INFLATION-LINKED SECURITIES - 0.4%
Brazil - 0.2%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)	BRL	3,792	1,953,211

Uruguay - 0.2%
Republic of Uruguay
3.70%, 6/26/37	UYU	47,785	1,489,966

Total Inflation-Linked Securities (cost $3,805,143)			3,443,177

CMOS - 0.4%
Non-Agency ARMS - 0.4%
American Home Mortgage Assets FRN
Series 2006-5, Class A1
2.13%, 11/25/46 (c)	US$	5,731	2,300,703
Indymac Index Mortgage Loan Trust
Series 2006-AR5, Class 2A1
5.625%, 5/25/36 (g)		1,438	914,189

Total CMOs (cost $2,998,826)			3,214,892

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrio Capital
9.75%, 7/26/28 (a) (cost $2,642,353)	COP	6,665,000	2,846,566

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A1
0.395%, 10/25/36 (c)	US$	885	751,874
Series 2006-S5, Class A1
0.395%, 6/25/35 (c)		91	73,920
Series 2007-S2, Class A1
0.425%, 5/25/37 (c)		2,174	1,592,103
GMAC Mortgage Corp. Loan Trust
Series 2006-HE5, Class 2A1
0.355%, 2/25/37 (c)		146	140,750

Total Asset-Backed Securities (cost $2,876,335)			2,558,647

	Shares
COMMON STOCK - 0.3%
American Media, Inc. (a)(m)		10,382	0
Broder Brothers Co. (m)		26,940	0
Citigroup, Inc.		760,000	2,409,200

Total Equities (cost $1,842,000)			2,409,200

WARRANTS - 0.0%
Central Bank of Nigeria, expiring 11/15/20 (g)(m)	2,500	287,500
Republic of Venezuela, expiring 4/15/20 (m)	48,195	0

Total Warrants (cost $0)		287,500

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (n) (cost $7,867,743)	7,867,743	7,867,743

Total Investments - 103.7% (cost $979,294,733)		917,903,088
Other assets less liabilities - (3.7)%		(32,496,013)

Net Assets - 100.0%		$885,407,075

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.:
Republic of Iceland
10.50%, 12/10/11, 12/20/11*	(10.50)%	6.769%	$2,750	$(359,107)	$0	$(359,107)

Sale Contracts:
Citibank, N.A.:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	0.757	7,110	275,723	0	275,723

Deutsche Bank AG
Ukraine	5.00	16.601	8,800	(103,156)	105,183	2,027
7.65%, 6/11/13, 9/20/10*

Goldman Sachs Bank USA:
Gazprom
8.625%, 4/28/34, 11/20/11*	9.25	4.006	8,400	1,127,354	0	1,127,354

Russian Federation
7.50%, 3/31/30, 12/20/09*	5.00	1.245	5,200	109,596	117,708	227,304

VTB Bank
4.25%, 2/15/16, 11/20/11*	11.50	5.783	4,400	642,221	0	642,221

JPMorgan Chase Bank, N.A.:
OAO Gazprom
10.50%, 10/21/09, 10/20/10*	1.04	3.391	4,560	(109,388)	0	(109,388)
Ukraine
7.65%, 6/11/13, 2/20/11*	5.00	16.563	3,500	(486,390)	726,972	240,582

Morgan Stanley Capital Services Inc.:
Republic of Kazakhstan
Zero Coupon, 1/20/10, 1/20/10*	0.00	2.602	7,800	(92,391)	284,397	192,006

Republic of Venezuela
9.25%, 9/15/27, 11/20/09*	5.00	11.848	10,900	(92,250)	453,354	361,104

RSHB
7.175%, 5/16/13, 11/20/13*	9.75	3.366	5,400	1,407,324	0	1,407,324

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen settling 9/02/09	7,680	$83,441	$81,186	$(2,255)
Russian Rouble settling 8/14/09	321,566	9,709,133	10,189,499	480,366
South Korean Won settling 8/19/09	9,201,652	7,261,944	7,490,945	229,001
Sale Contracts:
Colombian Peso settling 8/24/09	4,112,229	2,025,479	2,011,727	13,752
Colombian Peso settling 9/23/09	4,949,936	2,339,422	2,411,772	(72,350)
Euro settling 9/10/09	3,609	5,017,384	5,143,629	(126,245)
Euro settling 9/10/09	1,954	2,740,178	2,785,833	(45,655)
Euro settling 9/10/09	425	596,150	605,575	(9,425)
Euro settling 9/10/09	1,255	1,780,827	1,789,193	(8,366)
Euro settling 9/10/09	427	607,538	608,689	(1,151)
Euro settling 9/10/09	214	304,621	305,172	(551)
Euro settling 9/10/09	65	92,923	92,843	80
Japanese Yen settling 8/19/09	687,614	7,261,944	7,267,892	(5,948)
Japanese Yen settling 9/02/09	403,504	4,340,806	4,265,493	75,313

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
Barclays Capital	0.00%		12/31/09	$6,240,000
Barclays Capital	0.15		12/31/09	1,400,017
Barclays Capital	0.15		9/14/09	4,464,056
Barclays Capital	-0.25	*	8/28/09	7,319,492
Barclays Capital	0.85		12/31/09	2,750,195
Barclays Capital	-3.00	*	12/31/09	1,104,713
Chase Manhattan Bank	0.20		8/28/09	480,008
Chase Manhattan Bank	0.20		9/1/09	3,843,910
Chase Manhattan Bank	0.20		12/31/09	8,914,660
Chase Manhattan Bank	0.25		8/28/09	3,384,966
Chase Manhattan Bank	0.25		8/28/09	2,133,227
Chase Manhattan Bank	0.85		12/31/09	1,804,628

				$43,839,872

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate market value of these securities amounted to $261,335,354 or 29.5% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2009.
(d)	Pay-In-Kind Payments (PIK).
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2009.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Variable rate coupon, rate shown as of July 31, 2009.
(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $36,801,908.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of July 31, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	5/21/2009	$527,821	$109,150	0.01%

(j)	Fair valued.
(k)	Illiquid security.
(l)	This position or a portion of this position represents an unsettled loan purchase. At July 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $1,693,006 and $22,793, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(m)	Non-income producing security.
(n)	Investment in affiliated money market mutual fund.
*	Interest payment due from counterparty.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2009, the fund’s total exposure to subprime investments was 0.19% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	- Australian Dollar
BRL	- Brazilian Real
COP	- Colombian Peso
EGP	- Egypt Pound
EUR	- Euro Dollar
HUF	- Hungarian Forint
JPY	- Japanese Yen
NZD	- New Zealand Dollar
RUB	- Russian Rouble
TRY	- New Turkish Lira
UYU	- Uruguayan Peso
ZAR	- South African Rand

Glossary:

ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust

Country Breakdown *

July 31, 2009 (unaudited)

48.5%	United States
7.7%	Russia
5.1%	Brazil
3.6%	Indonesia
3.4%	Argentina
3.1%	Turkey
2.6%	Colombia
2.2%	Venezuela
2.0%	Cayman Islands
1.8%	Hungary
1.8%	Kazakhstan
1.7%	Canada
1.5%	Philippines
14.1%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of July 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Australia, Belgium, Bermuda, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Iceland, India, Ireland, Italy, Jamaica, Japan, Luxembourg, Netherlands, Nigeria, Panama, Peru, Poland, Singapore, South Africa, Spain, Switzerland, Ukraine, United Kingdom and Uruguay.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

	Level 1			Level 2		Level 3		Total
Investments in Securities
Corporates - Non-Investment Grades	$	– 0	–	$300,536,922		$22,691,137		$323,228,059
Emerging Markets - Sovereigns		– 0	–	38,202,264		116,688,445		154,890,709
Corporates - Investment Grades		– 0	–	96,648,059		30,679,547		127,327,606
Commercial Mortgage-Backed Securities		– 0	–	89,946,189		– 0	–	89,946,189
Governments - Treasuries		– 0	–	19,081,596		28,613,557		47,695,153
Quasi-Sovereigns		– 0	–	7,594,230		39,041,776		46,636,006
Emerging Markets - Treasuries		– 0	–	2,585,631		31,133,780		33,719,411
Preferred Stocks		– 0	–	23,066,551		450,900		23,517,451
Bank Loans		– 0	–	– 0	–	19,163,031		19,163,031
Emerging Markets - Corporate Bonds		– 0	–	5,235,679		8,331,108		13,566,787
Governments - Sovereign Bonds		– 0	–	6,202,529		5,814,045		12,016,574
Governments - Sovereign Agencies		– 0	–	969,000		2,599,387		3,568,387
Inflation-Linked Securities		– 0	–	– 0	–	3,443,177		3,443,177
CMOs		– 0	–	– 0	–	3,214,892		3,214,892
Local Governments - Regional Bonds		– 0	–	– 0	–	2,846,566		2,846,566
Asset-Backed Securities		– 0	–	– 0	–	2,558,647		2,558,647
Common Stock		2,409,200		– 0	–	– 0	–	2,409,200
Warrants		– 0	–	– 0	–	287,500		287,500
Short-Term Investments		7,867,743		– 0	–	– 0	–	7,867,743

		10,276,943		590,068,650		317,557,495		917,903,088
Other Financial Instruments*		– 0	–	4,533,716		– 0	–	4,533,716

Total		$10,276,943		$594,602,366		$317,557,495		$922,436,804

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non-Investment Grades	Emerging Markets - Sovereigns	Corporates - Investment Grades	Governments - Treasuries	Quasi- Sovereigns
Balance as of 10/31/08	$3,033,502	$55,221,080	$4,340,407	$32,251,272	$2,254,324
Accrued discounts /premiums	19,174	517,286	35,403	(2,556)	48,546
Realized gain (loss)	(7,445,679)	(7,041,966)	(62,115)	642,363	(22,440)
Change in unrealized appreciation/depreciation	14,427,028	50,873,904	14,231,010	9,513,626	16,111,499
Net purchases (sales)	5,524,092	13,609,275	494,980	1,853,597	12,830,487
Net transfers in and/or out of Level 3	7,133,020	3,508,866	11,639,862	(15,644,745)	7,819,360

Balance as of 7/31/09	$22,691,137	$116,688,445	$30,679,547	$28,613,557	$39,041,776

Net change in unrealized appreciation/depreciation from investments held as of 7/31/09 *	$(608,224)	$24,738,281	$988,548	$8,768,400	$1,522,108

	Emerging Markets - Treasuries	Preferred Stocks	Emerging Markets - Corporate Bonds	Bank Loans	Governments - Sovereign Bonds
Balance as of 10/31/08	$2,733,533	$475,950	$715,000	$23,864,153	$2,601,100
Accrued discounts /premiums	(21,722)	—	1,273	52,472	(1,910)
Realized gain (loss)	20,035	—	—	(4,985,564)	—
Change in unrealized appreciation/depreciation	8,062,477	(25,050)	3,207,265	7,629,115	1,433,469
Net purchases (sales)	14,470,387	—	1,340,703	(7,397,145)	1,781,386
Net transfers in and/or out of Level 3	5,869,070	—	3,066,867	—	—

Balance as of 7/31/09	$31,133,780	$450,900	$8,331,108	$19,163,031	$5,814,045

Net change in unrealized appreciation/depreciation from investments held as of 7/31/09 *	$1,986,269	$(25,050)	$583,718	$4,218,829	$748,030

	Governments - Sovereign Agencies	Inflation- Linked Securities	Local Governments - Regional Bonds	Assets Backed Securities	Warrants
Balance as of 10/31/08	$—	$2,367,375	$328,843	$7,368,236	$545,000
Accrued discounts /premiums	(23,371)	3,813	1,484	5,706	—
Realized gain (loss)	—	(8,858)	—	531,802	—
Change in unrealized appreciation/depreciation	67,895	997,382	396,902	(287,135)	(257,500)
Net purchases (sales)	2,554,863	83,465	2,119,337	(5,059,962)	—
Net transfers in and/or out of Level 3	—	—	—	—	—

Balance as of 7/31/09	$2,599,387	$3,443,177	$2,846,566	$2,558,647	$287,500

Net change in unrealized appreciation/depreciation from investments held as of 7/31/09 *	$—	$997,350	$396,868	$(287,217)	$(257,500)

	CMOS	Total
Balance as of 10/31/08	$—	$138,099,775
Accrued discounts /premiums		635,598
Realized gain (loss)		(18,372,422)
Change in unrealized appreciation/depreciation	228,525	126,610,412
Net purchases (sales)	2,986,367	47,191,832
Net transfers in and/or out of Level 3		23,392,300

Balance as of 7/31/09	$3,214,892	$317,557,495

Net change in unrealized appreciation/depreciation from investments held as of 7/31/09 *	$—	$43,770,410

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009